UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: March 31, 2013

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 63
Form 13F Information Table Value $155,447,000.00





					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

Accretive Health	COM		00438V103		839		82600		SH		Sole		0		0	0	0
Affiliated Mgrs Group	COM		008252108		2466		16055		SH		Sole		0		0	0	0
Alliance Data Systems 	COM		018581108		5228		32292		SH		Sole		0		0	0	0
Amazon.Com, Inc	COM		023135106		4467		16761		SH		Sole		0		0	0	0
American Tower Corp Cl A	COM		03027X100		2814		36579		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		7688		17367.52		SH		Sole		0		0	0	0
Ashland Inc.	COM		044209104		2937		39525		SH		Sole		0		0	0	0
Babcock & Wilcox	COM		05615F102		874		30750		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		1260		103436.46		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		2895		44940		SH		Sole		0		0	0	0
Buffalo Wild Wings	COM		119848109		3957		45205		SH		Sole		0		0	0	0
CBRE Group Inc.	COM		12497T101		1179		46685		SH		Sole		0		0	0	0
Cedar Fair LP Dep Unit	COM		150185106		1177		29600		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		4446		38360		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		3221		27107.84		SH		Sole		0		0	0	0
Chico's FAS Inc.	COM		168615102		2064		122850		SH		Sole		0		0	0	0
Cinemark Holdings Inc	COM		17243V102		2848		96725		SH		Sole		0		0	0	0
Cisco Systems	COM		17275R102		1537		73550		SH		Sole		0		0	0	0
Citigroup	COM		172967101		763		17250		SH		Sole		0		0	0	0
D.R. Horton Inc.	COM		23331a109		3645		149990		SH		Sole		0		0	0	0
Destination Maternity Corp.	COM		25065d100		1012		43250		SH		Sole		0		0	0	0
EBAY Inc	COM		278642103		2934		54120		SH		Sole		0		0	0	0
Expedia	COM		30212P105		531		8850		SH		Sole		0		0	0	0
Express Scripts Hldg Co.	COM		30219G108		2256		39151		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		447		4958.75		SH		Sole		0		0	0	0
Facebook Inc. Class A	COM		30303M102		361		14103		SH		Sole		0		0	0	0
Fidelity National Information Services I	COM		31620M106		3235		81647		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860		3657		278061		SH		Sole		0		0	0	0
General Electric	COM		369604103		4341		187759.8		SH		Sole		0		0	0	0
Gilead Sciences Inc.	COM		375558103		3970		81120		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		5179		6521		SH		Sole		0		0	0	0
Home Depot	COM		437076102		366		5250		SH		Sole		0		0	0	0
Hyatt Hotels	COM		448579102		2946		68150		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107		829		7917		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		4416		81814		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		2120		97078.86		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105		3794		85299		SH		Sole		0		0	0	0
Jones Lang Lasalle Inc	COM		48020Q107		2436		24505		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		1508		31773		SH		Sole		0		0	0	0
Kaufman & Broad / KB Home	COM		48666K109		268		12300		SH		Sole		0		0	0	0
Laboratory Corp. of American Hldg	COM		50540r409		875		9700		SH		Sole		0		0	0	0
Lululemon Athletica	COM		550021109		2859		45850		SH		Sole		0		0	0	0
Macy's Inc.	COM		55616p104 		3646		87150		SH		Sole		0		0	0	0
Mcgraw Hill Co.	COM		580645109		305		5848.59		SH		Sole		0		0	0	0
Michael Kors Holdings Ltd.	COM		G60754101		270		4750		SH		Sole		0		0	0	0
Microsoft	COM		594918104		1529		53440.32		SH		Sole		0		0	0	0
Morgan Stanley	COM		617446448		331		15050		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		2436		34430		SH		Sole		0		0	0	0
NXP Semiconductors N.V.	COM		n6596x109		714		23575		SH		Sole		0		0	0	0
On Assignment Inc Com	COM		682159108		3279		129535		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		4573		141445.08		SH		Sole		0		0	0	0
Owens Corning	COM		690742101		2384		60450		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103		1710		14405		SH		Sole		0		0	0	0
Petsmart Inc.	COM		716768106		754		12135		SH		Sole		0		0	0	0
Polypore International 	COM		73179V103		4279		106500		SH		Sole		0		0	0	0
Qualcomm Inc.	COM		747525103		1845		27562		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		344		5282		SH		Sole		0		0	0	0
Salesforce.com	COM		79466L302		741		4144		SH		Sole		0		0	0	0
Starbucks Corp	COM		855244109		1782		31289.02		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		3888		50836		SH		Sole		0		0	0	0
United Technologies	COM		913017109		4522		48405		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		7948		46799		SH		Sole		0		0	0	0
Zillow	COM		98954A107		1525		27900		SH		Sole		0		0	0	0
